Summary of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan principal balance	$ 5,255	$ 31,264	$ 76,939
Loan origination fees, net	1,157	8,307
Loan impairment valuation	(3,368)	(10,195)	(7,176)	(11,599)
Loans receivable, net	$ 3,044	$ 29,376